Investment In Associate - Summary Of Financial Information For Iso Energy (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Financial Information [Line Items]
Cash	$ 476,587	$ 290,743	$ 134,447	$ 134,447
Marketable securities	0	0	5,775
Total assets	1,657,243	1,007,425	554,560
Current liabilities	478,111	186,390	96,588
Total liabilities	478,202	187,406	$ 99,143
Loss for the period	(77,559)	70,168
Other comprehensive loss (income)	14,058	(2,422)
Total comprehensive loss	(63,501)	67,746
IsoEnergy Ltd. [member]
Disclosure Of Detailed Information About Financial Information [Line Items]
Cash	21,295	37,033
Other current assets	7,110	1,192
Marketable securities	31,181	17,036
Non-current assets	281,249	291,937
Total assets	340,835	347,198
Current liabilities	35,104	41,065
Non-current liabilities	2,568	3,113
Total liabilities	37,672	44,178
Loss for the period	42,135	18,689
Other comprehensive loss (income)	(10,172)	2,618
Total comprehensive loss	$ 31,963	$ 21,307